NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss attributable to ordinary shareholders		$ (1,104,925)	$ (742,001)	$ (723,921)
Accretion of Redeemable Convertible Preferred Shares		(2,979)	(15,121)	(910)
Net loss available to ordinary shareholders		$ (1,107,904)	$ (757,122)	$ (724,831)
Denominator:
Weighted average number of ordinary shares, basic (in shares)	[1]	645,227,356	474,621,603	475,805,054
Weighted average number of ordinary shares, diluted (in shares)	[1]	645,227,356	474,621,603	475,805,054
Net loss per ordinary share attributable to ordinary shareholders - Basic (in dollars per share)	[1]	$ (1.72)	$ (1.6)	$ (1.52)
Net loss per ordinary share attributable to ordinary shareholders - Diluted (in dollars per share)	[1]	$ (1.72)	$ (1.60)	$ (1.52)

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.